UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL

OMB Number 3235-0456
Expires December 31, 2014
Estimated average burden hours per response 2

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer

Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, MD 20850

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)

3. Investment Company Act File Number 811 09525
Securities Act File Number 333-84797

4(a). Last day of fiscal year for which this Form is filed
March 31, 2014

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)

Note If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f) $15,833,030,232

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year -$16,009,346,509

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission -$482,563,185

(iv) Total available redemption credits add items 5(ii) and 5(iii) -$16,491,909,694

(v) Net sales - if Item 5(i) is greater than Item 5(iv) subtract Item 5(iv) from Item 5(i) $0

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) subtract Item 5(iv) from Item 5(i)
-$(658,879,462)

(vii) Multiplier for determining registration fee (See Instruction C.9) x 0.0001288

(viii) Registration fee due multiply Item 5(v) by Item 5(vii)
(enter 0 if no fee is due) $0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here __________. If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here __________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D) $0

8. Total of the amount of the registration fee due plus any interest due line 5(viii) plus line 7 $0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository

Method of Delivery

Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Nikolaos Bonos


Nikolaos Bonos, Vice President and Treasurer

Date June 18, 2014

Please print the name and title of the signing officer below the signature.